UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
S
FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

INSTITUTIONAL PORTFOLIO -
PRIME CASH RESERVES PORTFOLIO (formerly Institutional Reserves Portfolio)
INSTITUTIONAL ENHANCED PORTFOLIO
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  AUGUST 31
Date of reporting period: FEBRUARY 29, 2004

ITEM 1.  REPORT TO STOCKHOLDERS.

         The SEMI-ANNUAL Report to Stockholders is filed herewith.

Prime Cash Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S	February 29, 2004
(Unaudited)
	Principal
	Amount
Issuer	(000’s omitted)	Value

Certificates of Deposit (Yankee) — 7.3%

Bank America
1.10% due 3/15/04	$75,000	$75,000,000
Toronto-Dominion
1.09% due 3/05/04	35,000	35,000,096
Wells Fargo Bank
1.05% due 3/01/04	75,000	75,000,000
WestDeutsche
Landesbank
1.11% due 3/02/04	75,000	75,000,000

		260,000,096

Commercial Paper — 76.1%

Amstel Funding Corp.
1.11% due 3/01/04	60,000	60,000,000
1.10% due 8/11/04	25,000	24,875,486
Aquinas Funding
1.11% due 6/03/04	49,700	49,555,953
Atlantis One
Funding Corp.
1.09% due 7/20/04	25,000	24,893,271
Atomium Funding Corp.
1.06% due 4/14/04	37,414	37,365,528
1.07% due 5/06/04	50,000	49,901,917
1.10% due 8/23/04	25,145	25,010,544
Blue Heron Funding V Ltd.*
1.12% due 2/23/05	75,000	75,000,000
Brahms Funding Corp
1.08% due 3/19/04	60,000	59,967,600
Bryant Park Funding LLC
1.05% due 3/30/04	57,202	57,153,616
CIT Group Inc.*
1.25% due 12/04/04	50,000	50,000,000
Credit Lyonnais
1.08% due 6/30/04	30,000	29,891,100
Crown Point Capital Co.
1.09% due 7/12/04	34,187	34,049,331
Depfa Bank Europe
1.09% due 8/23/04	50,000	49,735,069
Edison Asset Security
1.10% due 3/01/04	60,000	60,000,000
Eiffel Funding
1.06% due 5/28/04	25,000	24,935,222
Fenway Funding LLC
1.09% due 3/12/04	41,351	41,337,228
Galaxy Funding Inc.
1.13% due 5/05/04	50,000	49,897,986
Goldman Sachs Group*
1.21% due 9/20/04	75,000	75,000,000
Grampian Funding Ltd.
1.11% due 6/08/04	50,000	49,847,375
Grampian Funding LLC
1.10% due 8/03/04	50,000	49,763,194
HBOS Treasury

Services PLC
1.11% due 4/14/04	54,000	53,926,740
Hanover Funding Co.
1.05% due 4/22/04	50,000	49,924,167
Harwood Street
Funding LLC
1.08% due 3/18/04	39,125	39,105,046
1.11% due 3/18/04	37,559	37,539,313
Jupiter Sect
1.05% due 6/30/04	29,000	28,897,654
KFW International
Financing Inc.
1.01% due 4/30/04	50,000	49,915,833

K2 USA LLC*
1.06% due 2/28/05	75,000	74,992,561
Macquarie Bank Ltd.
1.09% due 5/28/04	23,750	23,687,010
1.10% due 6/17/04	12,117	12,077,196
1.10% due 7/07/04	24,000	23,906,560
Main Street
Warehouse LLC
1.10% due 3/05/04	60,000	59,992,667
1.09% due 3/30/04	60,000	59,947,316
Mica Funding LLC
1.07% due 5/24/04	50,000	49,875,167
Moat Funding LLC
1.09% due 7/14/04	50,000	49,795,625
Mortgage Interest
Network
1.10% due 3/26/04	70,000	69,946,528
Nieuw Amsterdam
Receivables
1.10% due 7/01/04	60,000	59,776,333
Nyala Funding LLC
1.15% due 4/15/04	50,000	49,928,125
Nyala Funding LLC,
1.08% due 4/15/04	60,000	59,755,200
Park Granada LLC
1.12% due 3/15/04	35,000	34,984,756
Perry Global Funding
1.12% due 3/04/04	61,177	61,171,290
1.07% due 6/01/04	41,830	41,715,618
Premier Asset*
1.05% due 12/15/04	45,000	44,989,200
1.07% due 2/15/05	50,000	49,995,154
Regency Markets LLC
1.05% due 5/20/04	50,000	49,883,333
Republic of Italy
1.09% due 7/27/04	8,800	8,760,566
Scaldis Cap Ltd.
1.13% due 6/21/04	27,293	27,197,050
1.13% due 6/23/04	34,333	34,210,145
1.12% due 8/10/04	30,162	30,009,984

Prime Cash Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S (Continued)	February 29, 2004
(Unaudited)
Principal
Amount
Issuer	(000’s omitted)	Value

Commercial Paper — (cont’d)

Sharp Electronics
1.03% due 3/30/04	$20,000	$19,983,406
ST Germain Holdings
1.07% due 3/23/04	60,000	59,960,767
Sigma Finance Inc.
1.07% due 5/06/04	50,000	49,998,648
Stanfield Victoria
Finance Ltd.
1.09% due 3/10/04*	40,000	40,000,000
1.09% due 7/29/04	21,600	21,501,900
Tango Finance Corp.
1.09% due 7/27/04	18,300	18,217,996
Tango Finance Corp Ltd.
1.12% due 8/06/04	20,000	19,901,689
Victory Receivables
Corp.
1.06% due 3/24/04	48,461	48,428,181
Westpac Capital Corp.
1.12% due 5/27/04	60,000	59,838,325
1.12% due 6/01/04	25,000	24,928,444
Whistlejacket Capital Ltd.
1.20% due 4/15/04	54,450	54,368,325
1.06% due 5/20/04*	25,000	24,998,352
White Pine
Finance LLC*
1.07% due 6/07/04	50,158	50,011,901

		2,706,224,491

Master Notes — 3.2%

Merrill Lynch & Co. Inc.*
1.21% due 3/01/04	65,000	65,000,000
Morgan Stanley Dean
Witter & Co.*
1.26% due 3/01/04	50,000	50,000,000

		115,000,000

Time Deposits — 9.3%

Danske Corp
1.05% due 3/31/04	60,000	59,947,500
National City Bank
1.03% due 3/01/04	130,000	130,000,000
US Bank CIN
Grand Cayman
1.03% due 3/01/04	139,263	139,263,000

		329,210,500

US Gov’t Agency Discount Notes — 4.1%

Federal Home Loan Banks
1.16% due 6/04/04	43,000	42,871,776
1.01% due 6/08/04	52,000	51,855,570
Federal National
Mortgage Association
1.10% due 3/22/04	50,000	49,968,063
		144,695,409

Total Investments, at
Amortized Cost	100.0%	3,555,130,496
Other Assets,
Less Liabilities	0.0	558,956

Net Assets	100.0%	$3,555,689,452

See notes to financial statements

* Variable interest rate—subject to periodic change.

Prime Cash Reserves Portfolio
S T A T E M E NT O F A S S E T S A N D L I A B I L I T I E S

February 29, 2004 (Unaudited)

Assets:
Investments, at amortized cost (Note 1A)	$3,555,130,496
Cash	311
Interest receivable	1,081,920

Total assets	3,556,212,727

Liabilities:
Management fees payable (Note 2)	209,643
Accrued expenses and other liabilities	313,632

Total liabilities	523,275

Net Assets	$3,555,689,452

Represented by:
Paid-in capital for beneficial interests	$3,555,689,452

See Notes to financial statements

Prime Cash Reserves Portfolio
S T A T E M E N T O F O P E R A T I O N S

For the Six Months Ended February 29, 2004 (Unaudited)

Investment Income (Note 1B)		$18,433,426

Expenses:
Management fees (Note 2)	$1,655,834
Custody and fund accounting fees	320,689
Trustees’ fees	47,875
Legal fees	27,205
Audit fees	10,667
Miscellaneous	3,515

Total expenses	2,065,785
Less: aggregate amounts waived by the Manager (Note 2)	(410,699)
Less: fees paid indirectly (note 1F)	(195)

Net expenses		1,654,891

Net investment income		$16,778,535

See notes to financial statements

Prime Cash Reserves Portfolio
S T A T E M E N T O F C H A N G E I N N E T A S S E T S

	Six Months Ended
	February 29, 2004	Year Ended
	(Unaudited)	August 31, 2003

Increase in Net Assets From Operations:
Net investment income	$16,778,535	$23,827,187

Capital Transactions:
Proceeds from contributions (Note 1)	7,696,332,942	10,135,347,564
Value of withdrawals	(6,843,481,659)	(8,699,330,681)

Net increase in net assets from capital transactions	852,851,283	1,436,016,883

Net Increase in Net Assets	869,629,818	1,459,844,070

Net Assets:
Beginning of period	2,686,059,634	1,226,215,564

End of period	$3,555,689,452	$2,686,059,634

See notes to financial statements

Prime Cash Reserves Portfolio
N OT E S   TO   F I N A N C I A L   S T A T E M E N T S  (Unaudited)

1. Significant Accounting Policies Institutional Reserves Portfolio, which changed its name to Prime Cash Reserves Portfolio (the “Portfolio”) on February 27, 2004, is a separate series of Institutional Portfolio (the “Trust”). The Trust is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”) as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager. On June 3, 2002 (commencement of operations) Citi Institutional Cash Reserves transferred all of its investable assets ($1,383,780,908) to the Portfolio in exchange for an interest in the Portfolio.

     The preparation of financial statements in accordance with United States of America generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. Valuation of Investments Money market instruments are valued at amortized cost, in accordance with the 1940 Act. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified under the 1940 Act.

     B. Interest Income and Expenses Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the Manager.

     C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank’s vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreements’ underlying investments to ensure the existence of a proper level of collateral.

     E. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

     F. Fees Paid Indirectly The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrange-

Prime Cash Reserves Portfolio
N O T E S  TO  F I N A N C I A L  S T A T E M E N T S  (Unaudited)  (Continued)

ment, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

2. Management Fees The Manager is responsible for overall management of the Portfolio’s, business affairs, and has a Management Agreement with the Portfolio. The Manager or an affiliate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio.

     The management fees paid to the Manager are accrued daily and payable monthly. The management fees are computed at an annual rate of 0.10% of the Portfolio’s average daily net assets. The management fees amounted to $1,655,834 of which $410,699 was voluntarily waived for the six months ended February 29, 2004. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Manager or its affiliates.

3. Investment Transactions Purchases and maturities and sales of money market instruments aggregated $67,661,078,765 and $66,803,964,220, respectively, for the six months ended February 29, 2004.

4. Trustee Retirement Plan The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). The Portfolio’s allocable share of the expenses of the Plan for the six months ended February 29, 2004 and the related liability at ended February 29, 2004 was not material.

5. Additional Information The Portfolio has received the following information from Citigroup Asset Management (“CAM”), the Citigroup business unit which includes the Portfolio’s Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the

Prime Cash Reserves Portfolio
N OT E S  TO  F I N A N C I A L  S T A T E M E N T S  (Unaudited)  (Continued)

period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the “Revenue Guarantee Agreement”). In connection with the subsequent purchase of the subcontractor’s business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The boards of CAM-managed funds (the “Boards”) were not informed of the Revenue Guarantee Agreement with the subcontractor at the time the Boards considered and approved the transfer agent agreements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

Prime Cash Reserves Portfolio
F I N A N C I A L H I G H L I G H T S

				For the Period
				June 3, 2002*
Six Months Ended				(Commencement of
February 29, 2004			Year Ended	Operations) to
(Unaudited)			August 31, 2003	August 31, 2002

Ratios/Supplemental Data:
Net Assets, end of period
(000’s omitted)	$3,555,689		$2,686,060	$1,226,216
Ratio of expenses to average
net assets	0.10	%*	0.11%	0.15	%*
Ratio of net investment
income to average net assets	1.01	%*	1.27%	1.77	%*

Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indi-
cated, the ratios would have been as follows:

Ratios:
Expenses to average net assets	0.12	%*	0.19%	0.20	%*
Net investment income to
average net assets	0.99	%*	1.19%	1.72	%*

* Annualized

See notes to financial statements

Institutional Enhanced Portfolio
S C H E D U L E O F I N V E S T M E N T S	February 29, 2004
(Unaudited)

	Principal
	Amount
Issuer	(000’s omitted)	Value

Asset Backed — 21.5%

Restructured Asset
Securitization*
0.95% due 4/15/04	500	$499,863
Structured Product
Asset Return*
1.60% due 7/15/04	500	500,699

		1,000,562

Corporate Notes — 13.7%

Foxboro Funding Ltd.
1.11% due 3/19/04	250	249,861
Nationwide Anglia
Building Society
1.08% due 8/31/04	150	149,177
Park Granada LLC
1.06% due 3/02/04	200	199,994
State Street
Cayman Islands
1.04% due 3/01/04	41	41,000

		640,032

Floating Rate Notes — 57.6%

Ameriquest Mortgage
Securitization Inc.
1.18% due 7/25/33	352	351,918
Centex Home Equity
Loan Trust
1.53% due 12/25/32	177	177,586
CIT Equipment Coll
1.28% due 10/20/09	269	268,967
EQCC Home Equity
Loan Trust
1.32% due 11/15/28	263	263,429
Household Home Equity
Loan Trust
1.38% due 5/20/31	233	232,968
Monumental Global
Funding
1.37% due 2/15/05	400	400,932
Option One Mortgage
Loan Trust
1.35% due 7/25/32	133	132,594
Residential Asset
Mortgage Products
1.47% due 1/25/33	242	242,218
Saxon Asset
Securitization Trust
1.34% due 3/25/32	214	214,456
Wells Fargo Bank
1.20% due 9/29/05	400	400,000

		2,685,068

US Gov’t Agency Discount Notes — 7.5%

Federal Home Loan Bank
4.88% due 5/14/04	50	$50,375
Federal Home Loan
Mortgage
1.15% due 9/09/05	100	100,051
Federal National Mortgage
Association
1.06% due 7/20/04	200	199,963

		350,389

Total Investments,
at Value
(Identified Cost
$4,674,906)	100.3%	4,676,051
Other Assets
Less Liabilities	(0.3)	(12,680)

Net Assets	100.0%	$4,663,371

* Variable interest rate—subject to periodic change
See notes to financial statements

1

Institutional Enhanced Portfolio
S T A T E M E N T O F A SS E T S A N D L I A B I L I T I E S

February 29, 2004 (Unaudited)

Assets:
Investments at value (Identified Cost, $4,674,906)	$4,676,051
Cash	7
Interest receivable	3,374
Receivable from Manager	40,145

Total assets	4,719,577

Liabilities:
Accrued expenses and other liabilities	56,206

Total liabilities	56,206

Net Assets	$4,663,371

Represented by:
Paid-in capital for beneficial interest	$4,663,371

See notes to financial statements

2

Institutional Enhanced Portfolio
S T A T E M E N T O F O P E R A T I O N S

For the Six Months Ended February 29, 2004 (Unaudited)

Interest Income (Note 1B):		$53,295

Expenses:
Custody and fund accounting fees	$25,956
Management fees	6,414
Audit fees	4,000
Legal fees	3,110
Trustees’ fees	925
Miscellaneous	10,401

Total expenses	50,806
Less: expenses assumed by the Manager (Note 5)	(40,145)
Less: aggregate amounts waived by the Manager (Note 2)	(6,414)
Less: fees paid indirectly (Note 1E)	(2)

Net expenses		4,245

Net investment income		49,050

Net realized and unrealized gain on investments:
Net realized gain on investments		4,481
Net unrealized appreciation on investments		7

Net Realized and Unrealized Gain(Loss) on Investment		4,488

Net Increase in Net Assets Resulting from Operations		$53,538

See notes to financial statements

3

Institutional Enhanced Portfolio
S T A T E M E N T O F C H A N G E S I N N E T A S S E T S
		March 11, 2003
	Six Months Ended	(Commencement
	February 29, 2004	of Operations)
	(Unaudited)	to August 31, 2003

Increase in Net Assets from Operations:
Net investment income	$49,050	$84,303
Net realized gain on investments	4,481	6,801
Increase in unrealized appreciation on investments	7	1,138

Net increase in net assets resulting from operations	53,538	92,242

Capital Transactions:
Proceeds from contributions (Note )	3,902,810	25,286,110
Value of withdrawals	(12,220,812)	(12,450,517)

Net increase (decrease) in net assets
from capital transactions	(8,318,002)	12,835,593

Net increase (decrease) in net assets resulting from
transactions in shares of beneficial interest	(8,318,002)	12,835,593

Net Increase (decrease) in Net Assets	(8,264,464)	12,927,835

Net Assets:
Beginning of year	12,927,835	—

End of year	$4,663,371	$12,927,835

See notes to financial statements

4

Institutional Enhanced Portfolio
N OT E S   TO   F I N A N C I A L   S T A T E M E N T S   (Unaudited)

1. Significant Accounting Policies Institutional Enhanced Portfolio (the “Portfolio”) is a separate series of Institutional Portfolio (the “Trust”). The Trust is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”) as a no load, diversified, open-end management company which was organized as a trust under the law of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager. The Portfolio commenced operations on March 11, 2003.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A.Valuation of Investments Short-term obligation instruments with less than 60 days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. Debt securities are valued on the basis of valuations furnished by a pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques.

     B. Investment Income and Expenses Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for accretion of discount and amortization of premium, on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily.

     C. Federal Income Taxes The Portfolio’s policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. Fees Paid Indirectly The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

2. Management Fees The Manager is responsible for overall management of the Portfolio’s business affairs, and has a Management Agreement with the Portfolio. The Manager or an affiliate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio.

5

Institutional Enhanced Portfolio
N OT E S  TO  F I N A N C I A L  S T A T E M E N T S  (Unaudited)  (Continued)

     The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.15% of the Fund’s average daily net assets. The management fee amounted to $6,414 of which all was voluntarily waived for the six months ended February 29, 2004. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Manager or its affiliates.

3. Investment Transactions Purchases and sales of investments other than short-term obligations aggregated $1,304,934 and $3,168,230 respectively, for the six months ended February 29, 2004.

At February 29, 2004 the aggregate gross unrealized appreciation (depreciation) for Federal income tax purposes was:

Gross unrealized appreciation	$1,145
Gross unrealized depreciation	0

Net unrealized appreciation	$1,145

4. Trustee Retirement Plan The Trustees of the Portfolio have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Portfolio, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). The Portfolio’s allocable share of the expenses of the Plan for the six months ended February 29, 2004 and the related liability at February 29, 2004 was not material.

5. Assumption of Expenses The Manager has voluntarily agreed to pay a portion of the unwaived expenses of the Portfolio for the six months ended February 29, 2004 which amounted to $40,145 to maintain a voluntary expense limitation of average daily net assets of 0.10%. This voluntary expense limitation may be discontinued at any time.

6

Institutional Enhanced Portfolio
N OT E S  TO   F I N A N C I A L   S T A T E M E N T S  (Unaudited)  (Continued)

6. Additional Information The Fund has received the following information from Citigroup Asset Management (“CAM”), the Citigroup business unit which includes the Fund’s Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the “Revenue Guarantee Agreement”). In connection with the subsequent purchase of the sub-contractor’s business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the “Boards”) were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent agreements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

7

Institutional Enhanced Portfolio
F I N A N C I A L H I G H L I G H T S
			March 11, 2003
	Six Months Ended		(Commencement
	February 29, 2004		of Operations)
	(Unaudited)		to August 31, 2003

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$4,663		$12,928
Ratio of expenses to average net assets	0.10	%*	0.10	%*
Ratio of net investment income to average net assets	1.15	%*	1.28	%*
Total return	1.29	%**	0.69	%**
Portfolio turnover	28%		228%

Note: If agents of the Portfolio had not voluntarily agreed to waive all or a portion of their fees for the period indicated and the expenses were not reduced for fees paid indirectly, the net investment income per share and ratios would have been as follows:

Ratios:
Expenses to average net assets	1.19	%*	1.03	%*
Net investment income to average net assets	0.06	%*	0.35	%*

* Annualized.
** Not Annualized.

See notes to financial statements

8

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

Item 4.  Principal Accountant Fees and Services

         Not applicable

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
         MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
         INVESTMENT COMPANIES.

         Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         No changes.

ITEM 10. CONTROLS AND PROCEDURES.

         (a)   The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
               Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and
               procedures required by Rule 30a-3(b) under the 1940 Act and
               15d-15(b) under the Securities Exchange Act of 1934

         (b)   There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year
               (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over
               financial reporting.

ITEM 11. EXHIBITS.

               (a)(2) Attached hereto.

               Exhibit 99.CERT            Certifications pursuant to section
                                          302 of the Sarbanes-Oxley Act of
                                          2002

               (b) Furnished.

               Exhibit 99.906CERT         Certifications pursuant to Section
                                          906 of the Sarbanes-Oxley Act of
                                          2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

INSTITUTIONAL PORTFOLIO -
INSTITUTIONAL ENHANCED PORTFOLIO

By:      /s/ R. Jay Gerken
     --------------------------
     R. Jay Gerken
     Chief Executive Officer of
INSTITUTIONAL PORTFOLIO -
INSTITUTIONAL ENHANCED PORTFOLIO

Date: May 5, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
     --------------------------
     (R. Jay Gerken)
     Chief Executive Officer of
INSTITUTIONAL PORTFOLIO -
INSTITUTIONAL ENHANCED PORTFOLIO

Date: May 5, 2004

By:      /s/ Andrew B. Shoup
     --------------------------
         Chief Administrative Officer of
INSTITUTIONAL PORTFOLIO -
INSTITUTIONAL ENHANCED PORTFOLIO

Date: May 5, 2004

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

INSTITUTIONAL PORTFOLIO -
PRIME CASH RESERVES PORTFOLIO
(FORMERLY INSTITUTIONAL RESERVES PORTFOLIO)

By:   /s/ R. Jay Gerken
      --------------------------
      R. Jay Gerken
      Chief Executive Officer of
INSTITUTIONAL PORTFOLIO -
PRIME CASH RESERVES PORTFOLIO
(FORMERLY INSTITUTIONAL RESERVES PORTFOLIO)

Date: May 5, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         --------------------------
         (R. Jay Gerken)
         Chief Executive Officer of
INSTITUTIONAL PORTFOLIO -
PRIME CASH RESERVES PORTFOLIO
(FORMERLY INSTITUTIONAL RESERVES PORTFOLIO)

Date: May 5, 2004

By:      /s/ ANDREW B. SHOUP
         --------------------------
         Chief Administrative Officer of
INSTITUTIONAL PORTFOLIO -
PRIME CASH RESERVES PORTFOLIO
(FORMERLY INSTITUTIONAL RESERVES PORTFOLIO)

Date: May 5, 2004